Capital disclosures and net debt - Disclosure of reconciliation of liabilities arising from financing activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about hedges [line items]
Finance debt at beginning of year	$ 72,664
Hedge accounted derivatives at beginning of year	(2,612)
Lease liabilities	9,262
Liabilities arising from financing activities at beginning of year	79,228	$ 78,654
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities	(400)	534
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(10,823)	(1,119)
Increase (decrease) through changes in fair values, liabilities arising from financing activities	984	(1,122)
Increase through new leases, liabilities arising from financing activities	1,790	1,599
Increase (decrease) through other changes, liabilities arising from financing activities	(261)	682
Finance debt at end of year	61,176	72,664
Hedge accounted derivatives at end of year	118	(2,612)
Lease liabilities	8,611	9,262
Liabilities arising from financing activities at beginning of year	70,518	79,228
Borrowings
Disclosure of detailed information about hedges [line items]
Finance debt at beginning of year	72,664	67,724
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities	(185)	349
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(8,575)	1,589
Increase (decrease) through changes in fair values, liabilities arising from financing activities	(2,578)	2,612
Increase through new leases, liabilities arising from financing activities	0	0
Increase (decrease) through other changes, liabilities arising from financing activities	(150)	390
Finance debt at end of year	61,176	72,664
Currency derivatives
Disclosure of detailed information about hedges [line items]
Hedge accounted derivatives at beginning of year	(2,965)	918
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities	0	0
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(126)	(226)
Increase (decrease) through changes in fair values, liabilities arising from financing activities	3,562	(3,734)
Increase through new leases, liabilities arising from financing activities	0	0
Increase (decrease) through other changes, liabilities arising from financing activities	10	77
Hedge accounted derivatives at end of year	481	(2,965)
Lease liabilities
Disclosure of detailed information about hedges [line items]
Lease liabilities	9,262	9,722
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities	(215)	181
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(2,082)	(2,442)
Increase (decrease) through changes in fair values, liabilities arising from financing activities	0	0
Increase through new leases, liabilities arising from financing activities	1,767	1,579
Increase (decrease) through other changes, liabilities arising from financing activities	(121)	222
Lease liabilities	8,611	9,262
Net partner payable for leases entered into on behalf of joint operations
Disclosure of detailed information about hedges [line items]
Net partner (receivable) payable for joint operation leases at beginning of year	267	290
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities	0	4
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(40)	(40)
Increase (decrease) through changes in fair values, liabilities arising from financing activities	0	0
Increase through new leases, liabilities arising from financing activities	23	20
Increase (decrease) through other changes, liabilities arising from financing activities	0	(7)
Net partner (receivable) payable for joint operation leases at end of year	$ 250	$ 267